Employee Long Term Incentive Plan (Tables) - Summit Materials, LLC [Member]	12 Months Ended
Jan. 02, 2016
Summary of Information for the Equity Awards Granted
The following table summarizes information for the equity awards granted in 2015:

	LP Units		Warrants
	Number of units	Weighted average fair value per unit	Number of warrants	Weighted average grant- date fair value per unit
Beginning balance - December 27, 2014	—	$—	—	$—
LP Unit Reclassification(1)	1,523,165	18.00	—	—
Granted	—	—	160,333	18.00
Vested	253,829	18.00	—	—
Forfeited	(22,644)	18.00	—	—

Balance - January 2, 2016	1,754,350	$18.00	160,333	$18.00

LP Units exercisable	1,754,350	20.04

(1)	In conjunction with the reclassification, the Class D interests were converted to LP Units. This amount reflects the reclassification of the vested Class D interests.

	Options		Restricted Stock Units
	Number of options	Weighted average grant- date fair value per unit	Number of restricted stock units	Weighted average grant- date fair value per unit
Beginning balance - December 27, 2014	—	$—	—	$—
Granted	2,300,314	9.00	10,000	23.79
Forfeited	(34,730)	8.95	—	—

Balance - January 2, 2016	2,265,584	$9.00	10,000	$23.79

Capital Units [Member]
Weighted Average Assumptions Used to Estimate the Fair Value of Grants

The following table presents the weighted average assumptions used to estimate the fair value of grants in 2015, 2014 and 2013:

	2015	2014	2013
Class D Units
Risk-free interest rate	1.68% - 1.92%	0.50% - 0.68%	0.50%
Dividend yield	None	None	None
Volatility	50%	58%	58%
Expected term	7 - 10 years	3 - 4 years	4 years